Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance at the beginning of the period	$ 2,187,388
Depreciation	105,787	89,958	80,333
Transfer to assets held for sale			(138)
Transfer from advances for vessel acquisitions		(689,112)
Balance at the end of the period	2,098,820	2,187,388
Vessel Cost [Member]
Balance at the beginning of the period	2,960,999	2,304,036	2,298,108
Transfer to assets held for sale			(25,000)
Vessel acquisitions and other vessels costs	28,984	51,853	74,053
Transfer from advances for vessel acquisitions		689,112
Derecognition of vessels		(29,659)
Disposals	(36,543)	(54,343)	(43,125)
Balance at the end of the period	2,953,440	2,960,999	2,304,036
Accumulated Depreciation [Member]
Balance at the beginning of the period	(773,611)	(721,691)	(679,221)
Depreciation	(99,515)	(89,903)	(80,333)
Transfer to assets held for sale			20,697
Derecognition of vessels		53
Disposals	18,506	37,930	17,166
Balance at the end of the period	(854,620)	(773,611)	(721,691)
Net Book Value [Member]
Balance at the beginning of the period	2,187,388	1,582,345	1,618,887
Depreciation	(99,515)	(89,903)	(80,333)
Transfer to assets held for sale			(4,303)
Vessel acquisitions and other vessels costs	28,984	51,853	74,053
Transfer from advances for vessel acquisitions		689,112
Derecognition of vessels		(29,606)
Disposals	(18,037)	(16,413)	(25,959)
Balance at the end of the period	$ 2,098,820	$ 2,187,388	$ 1,582,345